Taxation - Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets after offsetting	¥ 5,973	$ 918	¥ 5,986
Net deferred tax liabilities after offsetting	(108)	$ (17)	(113)
Carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	10,609		9,366
Deferred tax liabilities	(4,636)		(3,380)
Net deferred tax liabilities after offsetting	(108)		(113)
Carrying amount [member] | More than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	8,011		8,168
Deferred tax liabilities	(4,079)		(2,897)
Net deferred tax liabilities after offsetting	(108)		(113)
Carrying amount [member] | Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	2,598		1,198
Deferred tax liabilities	¥ (557)		¥ (483)